Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FaZe Clan Inc.[Member]
Commitments (Details) [Line Items]
Rent expenses	$ 1.4	$ 1.5